Document and Entity Information	Dec. 31, 2021
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	BOXLIGHT CORPORATION
Entity Incorporation, State or Country Code	NV
Entity File Number	001-37564
Entity Tax Identification Number	46-4116523
Entity Address, Address Line One	BOXLIGHT CORPORATION
Entity Address, Adress Line Two	1045 Progress Circle
Entity Address, City or Town	Lawrenceville
Entity Address State Or Province	GA
Entity Address, Postal Zip Code	30043
City Area Code	678
Local Phone Number	367-0809
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.0001 per share
Trading Symbol	BOXL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001624512
Amendment Flag	false